Time Deposits and Other Time Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits and other demand liabilities
Checking accounts	$ 8,093,108	$ 6,794,132
Other deposits and demand accounts	741,103	709,711
Other demand liabilities	1,463,221	1,237,574
Subtotal	10,297,432	8,741,417
Time deposits and other time liabilities
Time deposits	13,064,932	12,944,846
Time savings account	123,787	118,587
Other time liabilities	4,098	4,386
Subtotal	13,192,817	13,067,819	$ 7,768,166
Total	$ 23,490,249	$ 21,809,236	$ 11,913,945